Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 188.6% ¤
MUNICIPAL BONDS & NOTES 183.8%
ALABAMA 8.7%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$7,840
5.000% due 09/01/2036 (d)	7,000	7,840
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	18,000	20,050
7.900% due 10/01/2050 (c)	18,500	18,851
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,787	2,736
5.250% due 05/01/2044	2,000	2,054

		59,371

ARIZONA 9.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	547
4.750% due 01/01/2038	950	663
5.125% due 01/01/2054	1,500	1,078
5.500% due 01/01/2054	1,500	1,044
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,500	2,834
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	2,425
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	8,086
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,394
5.000% due 07/01/2044	2,605	2,956
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,400
5.000% due 12/01/2037	22,400	26,567

		65,994

CALIFORNIA 9.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	5,000	5,181
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,150
California Health Facilities Financing Authority Revenue Bonds, Series 2011 0.450% due 03/01/2047	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	12,500	13,952
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	4,000	4,073
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048 (d)	6,900	7,341
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	4,581
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,500	4,754
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,375
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,378
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008 0.500% due 04/01/2038	15,265	15,265
San Francisco City & County Airport Comm-San Francisco International Airport, California Revenue Bonds, Series 2022 4.000% due 05/01/2052 (d)	5,000	5,211

		67,261

COLORADO 5.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	2,000	2,139
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,555	2,674
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (d)	7,085	7,552
4.000% due 08/01/2044	4,000	4,176

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,445
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046 (d)	5,000	5,316
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	1,927
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	1,000	936
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Colorado Revenue Bonds, Series 2022 4.000% due 01/01/2040 (d)	5,300	5,623
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	775	684

		34,472

CONNECTICUT 1.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2036	3,500	3,752
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	4,450	4,691

		8,443

DISTRICT OF COLUMBIA 0.5%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	3,627

FLORIDA 4.9%
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	3,258
Florida Development Finance Corp. Revenue Bonds, Series 2019 7.375% due 01/01/2049	775	819
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	7,000	7,422
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,700	3,775
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	5,000	5,220
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,612
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,500	3,453
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,784
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (d)	3,000	3,390
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,600	1,697

		33,430

GEORGIA 5.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	4,209
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(a)	3,750	1,988
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (d)	7,000	7,725
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	3,806
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	20,991

		38,719

ILLINOIS 18.4%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	8,000	8,130
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2040	6,765	7,149
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	4,642
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2038	1,435	1,516
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,710
5.500% due 01/01/2042	1,250	1,336
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,082
5.500% due 01/01/2034	5,200	5,572
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,156
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	6,000	6,063

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	2,155	1,486
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,000	2,121
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,101
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,283
5.000% due 05/01/2041	1,500	1,619
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	13,633
5.000% due 11/01/2027	6,140	6,769
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (d)	12,500	13,673
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	10,000	3,842
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (b)	5,540	1,233
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	6,000	2,858
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	5,000	1,284
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	8,000	9,232
Village of Channahon, Illinois Revenue Bonds, Series 2009 0.550% due 12/01/2034	2,000	2,000

		125,490

INDIANA 0.4%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,500	1,956
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,037

		2,993

IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	708	765

KANSAS 0.8%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	5,500	5,754

		5,754

LOUISIANA 4.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	7,395
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	7,000	7,346
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	5,525
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,500	1,565
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,318
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	1,900	1,853

		27,002

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,715	2,825
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	2,114

		4,939

MARYLAND 2.3%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (d)	8,000	8,521
Maryland Economic Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2056	1,405	1,531
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	5,591

		15,643

MASSACHUSETTS 5.9%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	5,500	6,207

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(a)	535	209
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,553
5.000% due 01/01/2047	2,500	2,687
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	6,000	6,763
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	7,500	8,520
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (d)	10,000	10,159

		40,098

MICHIGAN 5.1%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,449
5.000% due 12/01/2031 (d)	2,600	2,921
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,244
4.000% due 02/15/2050	3,500	3,701
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	30,430	3,682
4.800% due 09/01/2040	185	176
5.000% due 09/01/2050	300	282
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (d)	4,947	5,472
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	115	111
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (d)	153	175
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	5,000	5,352
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	25,000	1,196

		34,761

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	3,964

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	40

MISSOURI 1.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,444
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	628
5.000% due 02/15/2035	500	577

		11,649

NEVADA 1.8%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)	9,500	10,060
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	24,000	2,344

		12,404

NEW JERSEY 12.1%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	6,749	6,955
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,438
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009 0.460% due 07/01/2043	19,070	19,070
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,172
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	2,500	1,624
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,663
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,842
5.250% due 06/15/2043	4,000	4,457
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	6,000	6,790
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,701

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,091
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	15,500	16,742
5.250% due 06/01/2046	8,200	9,065

		82,610

NEW YORK 16.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	7,000	7,201
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	10,000	10,236
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	751	576
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	2,000	2,082
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 0.550% due 06/15/2046	10,000	10,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	3,000	3,166
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,563
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	5,000	6,141
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,250	4,452
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	6,900	7,273
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	8,000	8,446
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2038	7,340	7,886
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	3,500	3,587
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	1,087
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047 (d)	5,375	5,656
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	1,305	1,346
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	2,500	2,644
New York Urban Development Corp., Revenue Bonds, Series 2021 4.000% due 03/15/2046 (d)	14,250	14,898
State of New York Personal Income Tax Revenue, New York Revenue Bonds, Series 2022 4.000% due 03/15/2039 (d)	12,130	12,999

		112,239

NORTH CAROLINA 0.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	3,190

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	1,950	1,224

OHIO 11.8%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,500	1,593
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	15,000	15,127
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	54,000	8,038
5.000% due 06/01/2055	14,935	15,553
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	20,580	21,269
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2025 4.000% due 08/01/2046 (d)	5,500	5,792
Ohio State Revenue Bonds, Series 2019 4.000% due 01/01/2040	1,500	1,580
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	6,000	6,180
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	2,500	2,910
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,600	2,552

		80,594

OKLAHOMA 1.1%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	2,000	2,168

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,750	1,547
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,250	3,532

		7,247

OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,500	1,551

PENNSYLVANIA 6.4%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	2,082
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038	2,500	1,715
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	3,400	4,047
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	5,138
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	2,877
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	10,000	10,518
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,000	1,161
5.000% due 12/01/2051	6,000	6,939
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,008
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,011
5.625% due 07/01/2042	7,000	7,078

		43,574

PUERTO RICO 6.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	63,000	3,716
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,770	2,031
1.000% due 11/01/2051	4,763	2,304
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	852	494
4.000% due 07/01/2033	662	648
4.000% due 07/01/2035	595	576
4.000% due 07/01/2037	511	492
4.000% due 07/01/2041	695	662
4.000% due 07/01/2046	723	683
5.750% due 07/01/2031	698	797
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	341	311
5.250% due 07/01/2023	740	758
5.375% due 07/01/2025	738	779
5.625% due 07/01/2027	731	799
5.625% due 07/01/2029	719	803
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(a)	2,950	1,777
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(a)	3,000	1,808
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	32,797	10,064
0.000% due 07/01/2051 (b)	7,070	1,574
4.750% due 07/01/2053	9,735	10,238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,470	4,711

		46,025

RHODE ISLAND 4.6%
Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013 4.000% due 09/01/2043 (d)	12,000	12,142
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	19,435

		31,577

SOUTH CAROLINA 1.5%
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	10,560

TENNESSEE 2.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,000	1,960

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	2,069
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	1,550	1,511
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,077
5.000% due 02/01/2027	6,000	6,590

		15,207

TEXAS 16.7%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	1,142
12.000% due 12/01/2045	2,250	2,119
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,600	2,589
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,901
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	22,013
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (d)	7,500	8,376
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (d)	10,000	10,219
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,624
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046	1,030	783
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	743
4.000% due 08/15/2035 (d)	1,400	1,488
4.000% due 08/15/2036 (d)	1,330	1,410
4.000% due 08/15/2037 (d)	1,620	1,719
4.000% due 08/15/2040 (d)	1,800	1,911
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	4,300	3,850
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,764
5.000% due 01/01/2048	3,500	3,859
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,122
Plano, Texas Special Assessment Bonds, Series 2021 4.375% due 09/15/2051	1,500	1,376
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042 (d)	10,000	10,085
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,160
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (d)	13,600	14,317
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,067
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	12,800	14,048

		113,685

UTAH 0.7%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,000	3,212
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	1,650	1,780

		4,992

VIRGINIA 6.5%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2051 (d)	6,355	6,749
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 0.470% due 12/01/2033	1,875	1,875
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,054
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	1,208	1,261
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (d)	10,000	10,851
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	8,200	8,900
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	51,000	3,025
5.500% due 07/01/2044	2,000	2,035
5.500% due 07/01/2049	500	507

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	7,800	8,100

		44,357

WASHINGTON 0.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	2,082
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,960	3,001

		5,083

WEST VIRGINIA 1.1%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,149
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	2,000	2,119
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	2,500	2,930

		7,198

WISCONSIN 6.9%
Medical College of Wisconsin, Inc., Wisconsin Revenue Bonds, Series 2022 4.000% due 12/01/2046 (d)	5,300	5,608
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	4,827
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	2,460
7.000% due 07/01/2048	1,000	856
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	15,000	1,376
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	900	900
4.000% due 03/31/2056	1,700	1,667
4.000% due 07/01/2056	1,100	1,108
4.500% due 06/01/2056	1,000	870
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	972
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (b)	21,000	6,773
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	15,585	16,275
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	3,000	3,207

		46,899

Total Municipal Bonds & Notes (Cost $1,230,087)		1,254,631

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (f) 3.8%		25,832

MUNICIPAL BONDS & NOTES 1.0%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 4.750% due 06/01/2022 ^(a)	6,500	6,524

Total Municipal Bonds & Notes (Cost $6,511)		6,524

Total Short-Term Instruments (Cost $32,343)		32,356

Total Investments in Securities (Cost $1,262,430)		1,286,987

Total Investments 188.6% (Cost $1,262,430)		$1,286,987
Auction Rate Preferred Shares (43.7)%		(298,275)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (10.1)%		(68,614)
Other Assets and Liabilities, net (34.8)%		(237,589)

Net Assets Applicable to Common Shareholders 100.0%		$682,509

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$7,772	$6,955	1.02%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	3,985	3,587	0.53

						$11,757	$10,542	1.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$25,832	U.S. Treasury Bills 0.000% due 08/04/2022	$(26,349)	$25,832	$25,832

Total Repurchase Agreements						$(26,349)	$25,832	$25,832

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$59,371	$0	$59,371
	Arizona			0	65,994	0	65,994
	California			0	67,261	0	67,261
	Colorado			0	34,472	0	34,472
	Connecticut			0	8,443	0	8,443
	District of Columbia			0	3,627	0	3,627
	Florida			0	33,430	0	33,430
	Georgia			0	38,719	0	38,719
	Illinois			0	125,490	0	125,490
	Indiana			0	2,993	0	2,993
	Iowa			0	765	0	765
	Kansas			0	5,754	0	5,754
	Louisiana			0	27,002	0	27,002
	Maine			0	4,939	0	4,939
	Maryland			0	15,643	0	15,643
	Massachusetts			0	40,098	0	40,098
	Michigan			0	34,761	0	34,761
	Minnesota			0	3,964	0	3,964
	Mississippi			0	40	0	40
	Missouri			0	11,649	0	11,649
	Nevada			0	12,404	0	12,404
	New Jersey			0	82,610	0	82,610
	New York			0	112,239	0	112,239
	North Carolina			0	3,190	0	3,190
	North Dakota			0	1,224	0	1,224
	Ohio			0	80,594	0	80,594
	Oklahoma			0	7,247	0	7,247
	Oregon			0	1,551	0	1,551
	Pennsylvania			0	43,574	0	43,574

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Puerto Rico	0	46,025	0	46,025
Rhode Island	0	31,577	0	31,577
South Carolina	0	10,560	0	10,560
Tennessee	0	15,207	0	15,207
Texas	0	113,685	0	113,685
Utah	0	4,992	0	4,992
Virginia	0	44,357	0	44,357
Washington	0	5,083	0	5,083
West Virginia	0	7,198	0	7,198
Wisconsin	0	46,899	0	46,899
Short-Term Instruments
Repurchase Agreements	0	25,832	0	25,832
Municipal Bonds & Notes	0	6,524	0	6,524

Total Investments	$0	$1,286,987	$0	$1,286,987

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced